Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Summary of breakdown of intangible assets

		Customer	Indefinite-lived	Other	Product	Computer
	Goodwill	lists	brands	intangibles	development	software	Total
	$m	$m	$m	$m	$m	$m	$m
Cost
At 1 January 2024	6,471	1,860	1,436	97	83	291	10,238
Exchange differences	(51)	(48)	(2)	(1)	(1)	(7)	(110)
Additions	–	—	—	—	11	59	70
Disposals/retirements	–	(29)	—	(3)	—	(28)	(60)
Acquisition of companies and businesses	144	47	—	13	—	—	204
Hyperinflationary adjustment	12	5	—	1	—	—	18
At 31 December 2024	6,576	1,835	1,434	107	93	315	10,360
At 1 January 2025	6,576	1,835	1,434	107	93	315	10,360
Exchange differences	64	61	1	4	7	19	156
Additions	–	—	—	—	14	47	61
Disposals/retirements	(5)	(109)	—	(7)	—	(29)	(150)
Acquisition of companies and businesses	71	46	—	1	—	—	118
Hyperinflationary adjustment	–	2	—	—	—	—	2
At 31 December 2025	6,706	1,835	1,435	105	114	352	10,547
Accumulated amortisation and impairment
At 1 January 2024	(81)	(878)	—	(50)	(56)	(203)	(1,268)
Exchange differences	6	35	—	1	2	5	49
Disposals/retirements	—	29	—	3	—	26	58
Hyperinflationary adjustment	(10)	(2)	—	(1)	—	—	(13)
Impairment charge	(36)	—	—	—	(3)	—	(39)
Amortisation charge	—	(194)	—	(11)	(10)	(33)	(248)
At 31 December 2024	(121)	(1,010)	—	(58)	(67)	(205)	(1,461)
At 1 January 2025	(121)	(1,010)	—	(58)	(67)	(205)	(1,461)
Exchange differences	(1)	(49)	—	(2)	(6)	(14)	(72)
Disposals/retirements	—	109	—	7	—	25	141
Hyperinflationary adjustment	—	(2)	—	—	—	—	(2)
Amortisation charge	—	(182)	—	(7)	(10)	(37)	(236)
At 31 December 2025	(122)	(1,134)	—	(60)	(83)	(231)	(1,630)
Net book value
At 1 January 2024	6,390	982	1,436	47	27	88	8,970
At 31 December 2024	6,455	825	1,434	49	26	110	8,899
At 31 December 2025	6,584	701	1,435	45	31	121	8,917

Summary of estimated useful economic lives of intangible assets

Customer lists:	3 to 15 years
Other intangibles:	2 to 15 years
Product development:	2 to 5 years
Computer software:	3 to 5 years

Summary of breakdown of goodwill by region

	2025	2024
	$m	$m
North America	5,718	5,668
International
Europe	250	218
UK & Sub-Saharan Africa	149	138
Asia & MENAT	232	229
LATAM	77	61
Pacific	158	141
Sub-total International	866	787
Total	6,584	6,455

Summary of key assumptions used by individual CGUs for value-in-use calculation

	2025 long-term	2025 pre-tax	2024 long-term	2024 pre-tax
	growth rate[1]	discount rate	growth rate[1]	discount rate
North America	2.2%	10.3%	2.0–2.1%	8.5–8.7%
International
Europe	1.9%	9.9%	1.7–2.5%	8.0–10.8%
UK & Sub-Saharan Africa	2.3%	10.9%	2.0%	9.3–11.1%
Asia & MENAT	2.7%	13.1%	2.0–4.0%	7.7–14.1%
LATAM	2.4%	12.9%	2.3–3.0%	11.2–17.11%
Pacific	2.4%	10.0%	2.0–2.5%	10.3–10.9%
1.	Source: imf.org.